Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Details of total goodwill

The following table presents details of the Company’s total goodwill:

As of October 1, 2011	$1,739,732
Other	2,054

As of September 30, 2012	1,741,786
Goodwill resulting from an immaterial acquisition(1)	80,193
Other	(3,645)

As of September 30, 2013	$1,818,334

(1)	In allocating the total preliminary purchase price of Actix, based on estimated fair values, the Company recorded $80,193 of goodwill, $2,700 of in-process research and development (indefinite life), $27,200 of core technology amortized over approximately four years, $19,500 of customer relationships amortized over approximately four years and $2,200 of other intangible assets amortized over approximately five years.

Details regarding total definite-lived purchased intangible assets

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Estimated Useful Life (in years)	Gross	Accumulated Amortization	Net
September 30, 2013
Core technology	4-8	$408,256	$(344,251)	$64,005
Customer relationships	4-15	346,707	(267,252)	79,455
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	5-10	25,282	(14,716)	10,566

Total		$832,241	$(678,215)	$154,026

September 30, 2012
Core technology	4-8	$381,056	$(332,322)	$48,734
Customer relationships	6-15	327,207	(245,119)	82,088
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	23,082	(12,626)	10,456

Total		$783,341	$(642,063)	$141,278

Amortization expense on definite-lived intangible assets

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2013	2012	2011
Cost of service	$1,609	$1,609	$1,609
Amortization of definite-lived purchased intangible assets	34,543	50,535	65,958

Total	$36,152	$52,144	$67,567

Estimated future amortization expense

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2013 is as follows:

Amount
Fiscal year:
2014	$37,425
2015	32,668
2016	29,521
2017	25,982
2018	16,855
Thereafter	11,575

Total	$154,026